Long-term investments - Equity method investments (Details) ¥ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Jul. 31, 2024 USD ($)	Aug. 31, 2020 CNY (¥) item	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Long-term investments
Number of third party investors | item		3
Amount of investment		¥ 200,000
Available-for-sale debt securities increase in fair value			¥ 208,328		¥ 425,711	¥ 0
Share of income/(loss) of equity investees			(1,092,184)	$ (156,180)	(503,193)	64,394
Joint venture
Long-term investments
Authorized share capital | $	$ 55,000
Percentage held of its equity interests	51.00%
Group
Long-term investments
Amount of investment | $	$ 28,000
Weineng
Long-term investments
Additional investment					270,000	270,000	¥ 270,000	¥ 270,000
Private company
Long-term investments
Share of income/(loss) of equity investees			¥ (1,092,184)		¥ (503,193)	¥ 64,394
Weineng
Long-term investments
Percentage of equity interest		25.00%			19.40%
Other third-party investors
Long-term investments
Percentage of equity interest			19.40%
Additional investment			¥ 918,000
Group
Long-term investments
Additional investment			178,000
CYVN Holding L.L.C.
Long-term investments
Equity method investment, fair value, excess amount over consideration adjusted to additional paid in capital | $	$ 27,000
CYVN Holding L.L.C. | Joint venture
Long-term investments
Percentage held of its equity interests	49.00%
Private funds And entities
Long-term investments
Amount of investment			¥ 303,760		¥ 279,079